Equity	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Equity

Equity
Total equity
In EUR million

June
2022

December

2021
Share capital and share premium

-

Share capital
39 39

-

Share premium
17,116 17,105
17,155 17,144
Other reserves

-

Revaluation reserve: Equity securities at FVOCI
1,377 1,282

-

Revaluation reserve: Debt instruments at FVOCI
-245 96

-

Revaluation reserve: Cash flow hedge
-2,230 -153

-

Revaluation reserve: Credit liability
140 -80

-

Revaluation reserve: Property in own use
192 208

-

Net defined benefit asset/liability remeasurement reserve
-180 -212

-

Currency translation reserve
-1,934 -3,483

-

Share of associates and joint ventures and other reserves
3,443 3,416

-

Treasury shares
-1,977 -1,612
-1,413 -540
Retained earnings 40,167 35,462
Shareholders’ equity (parent) 55,910 52,066
Non-controlling interests 413 736
Total equity 56,323 52,802
Cash flow hedge
ING mainly hedges floating rate lending with interest rate

swaps. Due to an increase in yield curves the interest
rate swaps had a negative revaluation

of EUR
-2,076

million in the 6 month period ended 30 June 2022 (2021:
EUR -1,603

million), which is recognised in the cash flow hedge reserve.
Currency translation reserve
The increase of Currency translation reserve of EUR 1,549

million in the 6 month period ended 30 June 2022 is
related to several currencies including TRY (EUR 834

million including IAS 29 ‘Hyperinflation’ impact), USD (EUR
597

million), RUB (EUR
181

million) and PLN (EUR -

million).
Treasury shares
On 1 October 2021, ING announced a share buyback programme for EUR 1,744 million, commencing

on 5 October 2021 and which was completed by February 2022. The 140 million shares repurchased under the
EUR 1,744

million share buyback programme were cancelled on 1 July 2022.

On 6 May 2022, ING announced a share buyback programme of EUR 380 million, commencing on 12 May 2022
and which was completed by July 2022.

In the first six months of 2022, in total 35

million shares have been repurchased at an average

price of EUR
10.22

per share for a total consideration of EUR

million.

Retained earnings
ING paid in April 2022 a final dividend over 2021 of EUR 1,545 million (EUR
0.41

per share) and in May a cash
dividend of EUR 874

million (EUR
0.232

per share).

IAS 29 ‘Hyperinflation’
In 2022 Turkey

was deemed a hyperinflationary economy for accounting purposes and ING started applying IAS
29 ‘Hyperinflation’ on its foreign investment in Turkey.

All non-monetary balance sheet positions (which
include equity) are stated at ‘the measuring unit current at the end of the reporting period’ (by indexation using general price indexes as from the date of acquisition of the non-monetary item,

or the date of the latest
revaluation of non-monetary items measured at revalued

amounts). Indexation effect at

1 January 2022 is
reflected in Equity,

while indexation during 2022 is reflected in profit or loss. The IAS 29 indexation impact on equity, in opening balance and for the period, was EUR 99

million in total including EUR

million in currency
translation reserve, EUR - 563

million in retained earnings, EUR -
18

million in revaluation reserves and EUR -
244
million in profit or loss.